Parts and Supplies Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory	Parts and supplies inventory, net of reserve, consisted of the following:

	June 30, 2025	December 31, 2024
Aircraft parts	$5,206	$5,101
Materials and supplies	1,325	753
Less: parts and supplies inventory reserve	(206)	(196)
	$6,325	$5,658
Parts and supplies inventory, net of reserve, consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Aircraft parts	$5,101	$4,824
Materials and supplies	753	318
Less: parts and supplies inventory reserve	(196)	$—
	$5,658	$5,142